UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21501

ING Clarion Investors, LLC
(Exact name of registrant as specified in charter)

14 East 4th Street Suite 1128 New York, NY		10012
(Address of principal executive offices)		(Zip code)

Annemarie Gilly ING Clarion Investors, LLC 14 East 4th Street Suite 1128 New York, NY 10012
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Investments In Securities	Face Amount		Value
Commercial Mortgage Backed Investments (144.698% (b))
United States:
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	$8,616,500	(c)	$7,045,123.47
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	2,606,000	(d)	1,597,294.77
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	3,475,000	(d)	1,562,826.91
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	7,816,068	(d)	2,068,510.18
Bank of America Commercial Mortgage Inc., 5.3256%, 7/10/45	4,940,000	(c)	4,751,252.48
Bank of America Commercial Mortgage Inc., 5.7764%, 9/10/45	2,250,000	(c)	2,216,711.25
Chase Commercial Mortgage Securities Corp., 6.39%, 11/18/30	3,000,000	(c)	3,013,710.00
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	5,792,000	(c)	4,699,892.34
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	15,930,797	(d)	6,436,345.62
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31	3,500,000	(c)	3,613,886.50
Commercial Mortgage Pass-Through Certificate, 5.54%, 3/10/39	3,500,000	(c)	3,376,691.50
CS First Boston Mortgage Securities Corp., 6.0%, 7/15/35	6,750,000	(d)	6,136,465.00
CS First Boston Mortgage Securities Corp., 5.2255% - 5.3308%, 12/15/36	29,956,490	(d)	11,860,985.85
CS First Boston Mortgage Securities Corp., 5.362% - 5.772%, 5/15/36	7,420,000	(c)	6,881,564.85
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	13,595,000	(c)	10,557,350.61
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	36,887,484	(d)	16,324,992.89
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	13,785,000	(c)	10,629,058.82
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	59,484,313	(d)	30,562,819.64
DLJ Commercial Mortgage Corp., 5.75%, 3/10/32	1,298,000	(c)	1,165,157.49
GE Commercial Mortgage Corp., 5.5186% 3/10/44	772,000	(c)	730,536.65
Goldman Sachs Mortgage Securities Corp. II, 5.232%, 4/10/38	4,500,000	(c)	3,319,101.00
Goldman Sachs Mortgage Securities Corp. II, 5.232%, 4/10/38	73,143,521	(d)	33,489,248.73
JP Morgan Chase Commercial Mortgage Securities Corp., 5.056%, 1/12/35	800,000	(d)	631,718.75
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	3,908,000	(c)	2,799,257.41
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	26,052,998	(d)	9,324,630.97
JP Morgan Chase Commercial Mortgage Securities Corp., 4.9432% -5.4511%, 1/12/39	5,225,000	(c)	4,838,886.78
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/39	9,614,000	(c)	6,495,570
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/39	20,430,000	(d)	7,360,183.05
JP Morgan Chase Commercial Mortgage Securities Corp., 5.543%, 8/12/37	5,998,000	(c)	5,723,490.47
JP Morgan Chase Commercial Mortgage Securities Corp., 5.5422%, 1/12/43	1,510,000	(c)	1,456,103.57
JP Morgan Chase Commercial Mortgage Securities Corp., 5.7201%, 12/12/44	5,850,000	(c)	5,630,385.15
LB UBS Commercial Mortgage Trust, 5.224%, 7/15/37	31,957,742	(d)	14,957,393.36
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	7,199,000	(c)	5,664,828.70
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	24,496,705	(d)	10,714,868.58
Merrill Lynch Mortgage Trust, 5.4171%, 11/12/37	2,300,000	(c)	2,223,458.30
Merrill Lynch Mortgage Trust, 5.019% - 5.423%, 9/12/42	10,397,000	(c)	7,648,447.48
Merrill Lynch Mortgage Trust, 5.019%, 9/12/42	28,432,494	(d)	12,091,056.24
Merrill Lynch/Country Wide Commercial Mortgage, 5.099%, 7/12/37	27,281,000	(c)	21,685,992.88
Merrill Lynch/Country Wide Commercial Mortgage, 5.099%, 7/12/37	23,601,032	(d)	10,270,960.73
Wachovia Bank Commercial Mortgage Trust, 5.438% 10/15/35	1,327,000	(c)	1,007,535.37
Wachovia Bank Commercial Mortgage Trust, 5.447%-5.5388%, 10/15/35	31,638,247	(d)	11,649,293.71
Wachovia Bank Commercial Mortgage Trust, 4.932% - 5.096%, 4/15/35	31,168,534	(d)	12,638,863.24
Wachovia Bank Commercial Mortgage Trust, 5.0308%, 11/15/35	3,871,000	(c)	3,015,598.03
Wachovia Bank Commercial Mortgage Trust, 5.0308%, 11/15/35	21,921,293	(d)	10,021,635.56
Wachovia Bank Commercial Mortgage Trust, 5.1%, 7/15/41	11,958,000	(c)	9,348,633.81
Wachovia Bank Commercial Mortgage Trust, 5.1%,7/15/41	25,255,508	(d)	8,951,311.39
Wachovia Bank Commercial Mortgage Trust, 5.043%-5.7503%, 10/15/41	11,114,000	(c)	9,252,454.76
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41	24,543,900	(d)	9,636,535.64
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	14,127,000	(c)	11,123,396.33
Wachovia Bank Commercial Mortgage Trust, 5.736%, 1/15/45	4,600,000	(c)	4,429,464.20
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	34,311,341	(d)	16,309,731.43

Total commercial mortgage backed investments (144.698% (b)) (amortized cost $410,809,989.94)	$759,906,967		$408,941,212.44

Corporate Bonds
Duke Realty LP Corp 5.5% 3/1/16	5,000,000	(c)	4,936,700.00
Equity One Inc Corp 5.625% 10/15/15	5,000,000	(c)	4,823,745.00
HRPT Properties Trust Corp 5.75% 11/1/15	7,500,000	(c)	7,448,370.00
Hospitality Prop Trust Corp 6.3% 6/15/16	5,000,000	(c)	5,108,605.00
Rouse Company Corp 5.275% 11/26/13	7,500,000	(c)	6,933,120.00
Tanger Factory Outlets Corp 6.15% 11/15/15	5,000,000	(c)	5,076,200.00
Prologis Corp 5.625% 11/15/15	5,000,000	(c)	4,960,540.00

CDO’s
Goldman Sachs Mortgage Securities 5.521% 5/21/36	7,616,000	(c)	7,252,099.26

Total corporate debt (amortized cost $46,059,366.17)	$47,616,000		$46,539,379.26

(b)   The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

(b)   Represents percentage of partners’ capital at September 30, 2006.

(c)   Securities, or portion thereof, with an aggregate fair value of $210,882,919.46 have been segregated to collateralize outstanding reverse repurchase agreements.

(d)   Securities are deemed illiquid and have been fair valued at September 30, 2006.

Securities Sold, Not Yet Purchased:

Face Amount	U.S Treasury Notes and Bonds	Value
$1,052,000	U.S. Treasury Note, 2.625%, 03/15/09	$1,004,002.50
234,206,000	U.S. Treasury Note, 4.5%, 11/15/15	232,046,913.44
51,567,000	U.S. Treasury Note, 4.5%, 02/28/11	51,405,853.13
303,000	U.S. Treasury Note, 6.25% 05/15/30	364,357.50
6,155,000	U.S. Treasury Note, 5.375% 02/15/31	6,653,170.31
36,135,000	U.S. Treasury Bond, 4.5%, 02/15/16	35,796,234.38
Total securities sold, not yet purchased (proceeds $322,564,889.03)		$327,270,531.26

Reverse Repurchase Agreements:

Broker	Interest Rate	Maturity	Amount
Bear, Stearns & Co. Inc.	5.78-6.13%	10/23/06	$161,100,001
			161,100,001

Item 2. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act) within 90 days of the filing date of this report and, based on that evaluation, concluded that these controls and procedures were effective as of that evaluation date.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act) during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the  registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 (a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING Clarion Investors, LLC

By	/S/ Annemarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ Annemarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	November 20, 2006

By	/S/ Jeff Lazar
Jeff Lazar
Treasurer and Chief Financial Officer

Date	November 20, 2006